Schedule of Investments
February 28, 2022 (unaudited)
Parvin Hedged Equity Solari World Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 89.11%

Agricultural Chemicals - 5.01%
Nutrien Ltd.			1,500	128,985

Agricultural Services - 4.56%
Calavo Growers, Inc.			2,750	117,398

Arrangement of Transportation of Freight & Cargo - 0.00%
C.H. Robinson Worldwide, Inc.			1,200	116,016

Beverages - 2.28%
Ambev SA ADR			20,000	58,600

Consumer Staple Products - 4.46%
Orkla ASA ADR (2)			12,000	114,600

Crude Petroleum & Natural Gas - 2.30%
GeoPark Ltd.			4,000	59,200

Industrial Inoragnic Chemicals - 4.36%
Air Products & Chemicals, Inc.			475	112,242

Insurance Agents, Brokers & Services - 6.60%
BB Seguridade Participacoes SA ADR			12,500	55,812
Zurich Insurance Group AG (2)			2,500	114,012

				169,824

Miscellaneous Manufacturing Industries - 4.43%
Amcor PLC			9,800	113,974

Orthopedic, Prosthetic & Surgical Appliances & Supplies Total - 4.50%
Smith & Nephew PLC ADR (2)			3,250	115,830

Petroleum Refining - 4.28%
Equinor ASA ADR			3,500	110,110

Radiotelephone Communications - 2.73%
Mobile TeleSystems PJSC ADR (2)			10,000	55,000
SK Telecom Co. Ltd. ADR (2)			607	15,217

				70,217

Semiconductors & Related Devices - 7.18%
ChipMOS Technologies, Inc. ADR (2)			1,750	65,503
Intel Corp.			2,500	119,250

				184,753

Services - Business Services - 9.08%
eBay, Inc.			2,000	109,180
MercadoLibre, Inc. (2)			60	67,599
Qiwi PLC ADR			10,000	56,700

				233,479

Services - Prepackaged Software - 4.66%
Jamf Holding Corp. (2)			3,500	119,735

Surgical & Medical Instruments & Apparatus - 9.11%
3M Co.			800	118,920
Becton, Dickinson & Co.			425	115,294

				234,214

Switchgear & Switchboard Apparatus - 4.58%
ABB Ltd. ADR (2)			3,500	117,880

Telephone Communications - 4.47%
Telenor ASA ADR (2)			7,750	114,933

Total Common Stock			(Cost $ 2,345,320)	2,291,990

Money Market Registered Investment Companies - 5.17%

First American Government Obligations Fund Class X - 0.03% (5)			32,915	32,915
Fidelity Investments Money Market Government Portfolio - Class I .01 (5)			100,010	100,010

Total Money Market Registered Investment Companies			(Cost $ 132,925)	132,925

Options Purchased - 4.18%

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
iShares MSCI EAFE ETF, January 20, 2023, Put @ $62.00	125	1/20/2023	775,000	31,563
iShares MSCI Emerging Markets ETF, January 20, 2023, Put @ $40.00	125	1/20/2023	500,000	28,125
SPDR S&P 500 ETF Trust, January 20, 2023, Put @ $360.00	30	1/20/2023	1,080,000	47,880

Total Options (Cost $ 130,092)	280		2,355,000	107,568

Total Investments - 98.46%			(Cost $ 2,608,337)	2,532,483

Other Assets less Liabilities - 1.54%				39,624

Total Net Assets - 100.00%				2,572,107

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$2,424,915	$0
Level 2 - Other Significant Observable Inputs			107,568	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$2,532,483	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at February 28, 2022.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 28, 2022.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.